Property and Equipment	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Property and Equiptment
Note 15: Property and Equipment
Property and equipment consist of the following:

	Land, Buildings and Building Improvements	Computer Equipment	Furniture, Fixtures and Other Equipment	Total
Cost:
December 31, 2018	757	774	295	1,826
Impact of IFRS 16 adoption	126	-	2	128
Additions:
Capital expenditures	46	46	16	108
Leases	143	41	-	184
Acquisitions	1	3	3	7
Removed from service	(3)	(130)	(5)	(138)
Disposals of businesses	(168)	(13)	(1)	(182)
Translation and other, net	(4)	31	2	29
December 31, 2019	898	752	312	1,962
Additions:
Capital expenditures	19	24	23	66
Leases	21	32	2	55
Removed from service	(19)	(12)	(3)	(34)
Disposals of businesses	(10)	-	(6)	(16)
Translation and other, net	5	(4)	(32)	(31)
December 31, 2020	914	792	296	2,002
Accumulated depreciation:
December 31, 2018	(441)	(687)	(225)	(1,353)
Current year depreciation	(84)	(54)	(16)	(154)
Removed from service	3	130	5	138
Disposals of businesses	38	10	1	49
Translation and other, net	3	(33)	3	(27)
December 31, 2019	(481)	(634)	(232)	(1,347)
Current year depreciation	(105)	(64)	(15)	(184)
Removed from service	19	12	3	34
Disposals of businesses	7	-	4	11
Translation and other, net	15	2	12	29
December 31, 2020	(545)	(684)	(228)	(1,457)
Carrying amount:
December 31, 2019	417	118	80	615
December 31, 2020	369	108	68	545
Fully depreciated assets are retained in cost and accumulated depreciation accounts until such assets are removed from service. Proceeds from disposals of property and equipment are netted against the related assets and the accumulated depreciation and included within “Operating profit” in the consolidated income statement.
See note 27 for
right-of-use
assets carrying amounts and other related leases disclosures.